UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 2,769	$ 2,769
Net of issuance costs	$ 413	$ 413